Stock Authorization And Issuance (Summary Of Equity Offerings) (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 4,200,000
Average Exercise Price Per Warrant	$ 1.75		$ 0.45
Net Proceeds		$ 900,000
Aspire Capital, Amendment [Member]
Equity Offerings [Line Items]
Average Exercise Price Per Warrant			$ 0.001
Net Proceeds			$ 500,000
Common Stock [Member] | Private Placement Of Common Stock [Member] | January 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 1,335
Average Price per Share/Unit			$ 0.13
Net Proceeds			$ 177,000
Common Stock [Member] | Private Placement Of Common Stock, Amended To Add CPR [Member] | March 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 2,571
Average Price per Share/Unit			$ 0.35
Net Proceeds			$ 900,000
Common Stock [Member] | Private Placement Of Common Stock With CPRs [Member] | April 2020 to December 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 10,858
Average Price per Share/Unit			$ 0.35
Net Proceeds			$ 3,724,000
Warrants Outstanding [Member] | Warrant Amendment [Member] | February 2020 [Member]
Equity Offerings [Line Items]
Number of warrants issued			5,000,000
Average Exercise Price Per Warrant			$ 0.74